14. INCOME TAX AND SOCIAL CONTRIBUTION (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	R$ (976,746)	R$ (993,967)
Movement in shareholders' equity	26,778	71,769
Movement in profit or loss	(50,128)	(60,368)
Other movement	(110,344)	5,820
Deferred tax asset/liability, ending	(1,110,440)	(976,746)
Total deferred assets			R$ 63,119	R$ 70,151	R$ 78,066
Total deferred liabilities			(1,173,559)	(1,046,897)	(1,072,033)
Total deferred	(1,110,440)	(976,746)	(1,110,440)	(976,746)	(993,967)
Deferred income tax losses
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	970,800	417,256
Movement in profit or loss	245,846	556,397
Other movement	(79,412)	(2,853)
Deferred tax asset/liability, ending	1,137,234	970,800
Total deferred	970,800	970,800	1,137,234	970,800	417,256
Deferred social contribution tax losses
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	340,629	161,769
Movement in profit or loss	94,843	179,887
Other movement	(28,588)	(1,027)
Deferred tax asset/liability, ending	406,884	340,629
Total deferred	340,629	340,629	406,884	340,629	161,769
Temporary differences
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	(2,288,175)	(1,572,992)
Movement in shareholders' equity	26,778	71,769
Movement in profit or loss	(390,817)	(796,652)
Other movement	(2,344)	9,700
Deferred tax asset/liability, ending	(2,654,558)	(2,288,175)
Total deferred	(2,288,175)	(2,288,175)	(2,654,558)	(2,288,175)	(1,572,992)
Provision for tax social security, labor, civil and environmental risks
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	256,936	245,923
Movement in profit or loss	12,963	7,615
Other movement		3,398
Deferred tax asset/liability, ending	269,899	256,936
Total deferred	256,936	256,936	269,899	256,936	245,923
Provision for environmental liabilities
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	95,048	89,290
Movement in profit or loss	(8,197)	5,758
Deferred tax asset/liability, ending	86,851	95,048
Total deferred	95,048	95,048	86,851	95,048	89,290
Assets impairment losses
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	93,908	87,152
Movement in profit or loss	(5,475)	6,756
Deferred tax asset/liability, ending	88,433	93,908
Total deferred	93,908	93,908	88,433	93,908	87,152
Inventory impairment losses
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	35,703	29,048
Movement in profit or loss	10,111	5,234
Other movement		1,421
Deferred tax asset/liability, ending	45,814	35,703
Total deferred	35,703	35,703	45,814	35,703	29,048
(Gains )/ losses in financial instruments
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	(2,300)	(5,454)
Movement in profit or loss	1,388	3,154
Deferred tax asset/liability, ending	(912)	(2,300)
Total deferred	(2,300)	(2,300)	(912)	(2,300)	(5,454)
(Gains )/losses on available for sale financial assets
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	705,929	947,989
Movement in shareholders' equity	316,563	(242,060)
Deferred tax asset/liability, ending	1,022,492	705,929
Total deferred	705,929	705,929	1,022,492	705,929	947,989
Actuarial liability (pension and healthcare plan)
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	134,578	164,167
Movement in shareholders' equity	180,834	(15,387)
Movement in profit or loss	(41,065)	(14,202)
Other movement	(1,289)
Deferred tax asset/liability, ending	273,058	134,578
Total deferred	134,578	134,578	273,058	134,578	164,167
Accrued supplies and services
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	123,101	92,401
Movement in profit or loss	(55,385)	30,625
Other movement		75
Deferred tax asset/liability, ending	67,716	123,101
Total deferred	123,101	123,101	67,716	123,101	92,401
Allowance for doubtful debts
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	42,008	38,614
Movement in profit or loss	5,208	1,751
Other movement		1,643
Deferred tax asset/liability, ending	47,216	42,008
Total deferred	42,008	42,008	47,216	42,008	38,614
Goodwil on merger
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	815	9,211
Movement in profit or loss	(207)	(283)
Other movement		(8,113)
Deferred tax asset/liability, ending	608	815
Total deferred	815	815	608	815	9,211
Unrealized exchange differences
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	1,589,651	2,427,926
Movement in shareholders' equity	56,493
Movement in profit or loss	(134,992)	(838,275)
Deferred tax asset/liability, ending	1,511,152	1,589,651
Total deferred	1,589,651	1,589,651	1,511,152	1,589,651	2,427,926
(Gain) in control loss on Transnordestina
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	(92,180)	(224,096)
Movement in profit or loss		131,916
Deferred tax asset/liability, ending	(92,180)	(92,180)
Total deferred	(92,180)	(92,180)	(92,180)	(92,180)	(224,096)
Cash flow hedge accounting
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	148,471	516,831
Movement in shareholders' equity	(13,992)	(368,360)
Deferred tax asset/liability, ending	134,479	148,471
Total deferred	148,471	148,471	134,479	148,471	516,831
Acquisition Fair Value SWT/CBL
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	(199,001)	(299,574)
Movement in shareholders' equity	(21,143)	52,506
Movement in profit or loss	26,833	42,717
Other movement		5,350
Deferred tax asset/liability, ending	(193,311)	(199,001)
Total deferred	(199,001)	(199,001)	(193,311)	(199,001)	(299,574)
Deferred taxes non computed
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	(1,324,437)	(1,673,904)
Movement in shareholders' equity	(566,173)	527,520
Movement in profit or loss	(3,255)	(175,915)
Other movement	(115)	(2,138)
Deferred tax asset/liability, ending	(1,893,980)	(1,324,437)
Total deferred	(1,324,437)	(1,324,437)	(1,893,980)	(1,324,437)	(1,673,904)
Estimated (Losses)/reversals to deferred taxes credits
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	(3,013,730)	(3,173,048)
Movement in shareholders' equity	82,769	114,627
Movement in profit or loss	(123,056)	44,691
Deferred tax asset/liability, ending	(3,054,017)	(3,013,730)
Total deferred	(3,013,730)	(3,013,730)	(3,054,017)	(3,013,730)	(3,173,048)
Business Combination
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	(1,072,824)	(1,058,088)
Movement in profit or loss	32,288	(14,736)
Deferred tax asset/liability, ending	(1,040,536)	(1,072,824)
Total deferred	(1,072,824)	(1,072,824)	(1,040,536)	(1,072,824)	(1,058,088)
Others
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	190,149	212,620
Movement in shareholders' equity	(8,573)	2,923
Movement in profit or loss	(107,976)	(33,458)
Other movement	(940)	8,064
Deferred tax asset/liability, ending	72,660	190,149
Total deferred	R$ 190,149	R$ 190,149	R$ 72,660	R$ 190,149	R$ 212,620